SCHEDULE OF SEGMENT REPORTING INFORMATION (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Segment Reporting [Line Items]
Revenue	$ 24,819,541	$ 17,337,623	$ 135,233,463		$ 83,548,892
Cost of revenue	17,810,701	14,567,493	113,626,444		70,753,797
Gross profit	7,008,840	2,770,130	21,607,019		12,795,095
Operating expenses
General and administrative	2,771,930	2,455,580	19,153,515		20,631,720
Selling and marketing	103,097	207,553	1,618,917		681,941
Total operating expenses	2,875,027	2,663,133	20,772,432		21,313,661
Income (loss) from operations	4,133,813	106,997	834,587		(8,518,566)
Other income
Interest income	13,410	586	4,569		20,897
Interest expense	(135,887)				(294,634)
Other miscellaneous income	31,025	68,462	534,000		1,041,992
Change of fair value of financial asset – contingent consideration asset		1,660,256	12,950,000
Total other (expense) income	(91,452)	1,729,304	13,488,569		768,255
Income (loss) before provision for income taxes	4,042,361	1,836,301	14,323,156	$ (993,631)	(7,750,311)
Professional Solution Services [Member]
Segment Reporting [Line Items]
Revenue	7,868,086		35,994,751		17,289,597
Cost of revenue	3,431,043		27,520,429		12,316,004
Gross profit	4,437,043		8,474,322		4,973,593
Operating expenses
General and administrative	2,001,807		5,691,527		4,380,532
Selling and marketing
Total operating expenses	2,001,807		5,691,527		4,380,532
Income (loss) from operations	2,435,236		2,782,795		593,061
Other income
Interest income
Interest expense
Other miscellaneous income
Change of fair value of financial asset – contingent consideration asset
Total other (expense) income
Income (loss) before provision for income taxes	2,435,236	356,769	2,782,795	76,033	593,061
Nursing Solution Services [Member]
Segment Reporting [Line Items]
Revenue	5,285,598		56,831,363		34,959,797
Cost of revenue	4,715,252		48,387,251		30,530,380
Gross profit	570,346		8,444,112		4,429,417
Operating expenses
General and administrative	242,240		4,752,658		1,103,350
Selling and marketing
Total operating expenses	242,240		4,752,658		1,103,350
Income (loss) from operations	328,106		3,691,454		3,326,067
Other income
Interest income
Interest expense
Other miscellaneous income
Change of fair value of financial asset – contingent consideration asset
Total other (expense) income
Income (loss) before provision for income taxes	328,106	473,263	3,691,454	426,419	3,326,067
Logistics And Other Solution Services [Member]
Segment Reporting [Line Items]
Revenue	11,665,857		42,407,349		31,299,498
Cost of revenue	9,664,406		37,718,764		27,907,413
Gross profit	2,001,451		4,688,585		3,392,085
Operating expenses
General and administrative	251,780		2,081,184		1,065,860
Selling and marketing
Total operating expenses	251,780		2,081,184		1,065,860
Income (loss) from operations	1,749,671		2,607,401		2,326,225
Other income
Interest income
Interest expense
Other miscellaneous income
Change of fair value of financial asset – contingent consideration asset
Total other (expense) income
Income (loss) before provision for income taxes	1,749,671	334,282	2,607,401	298,234	2,326,225
Corporate And Unallocated [Member]
Segment Reporting [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses
General and administrative	276,103		6,628,146		14,081,978
Selling and marketing	103,097		1,618,917		681,941
Total operating expenses	379,200		8,247,063		14,763,919
Income (loss) from operations	(379,200)		(8,247,063)		(14,763,919)
Other income
Interest income	13,410		4,569		20,897
Interest expense	(135,887)				(294,634)
Other miscellaneous income	31,025		534,000		1,041,992
Change of fair value of financial asset – contingent consideration asset			12,950,000
Total other (expense) income	(91,452)		13,488,569		768,255
Income (loss) before provision for income taxes	$ (470,652)	$ 671,987	$ 5,241,506	$ (1,794,317)	$ (13,995,664)